Significant Accounting Policies - Shared Risk Revenue (Details) - P3 Health Partners Inc. - Shared Risk Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2022 agreement	Dec. 31, 2021 item
Disaggregation of Revenue [Line Items]
Percentage of shared risk savings received	30.00%	30.00%
Number of separate arrangements	4	4
Percentage of total cost savings to be received, if the sequential YoY PMPY aggregate change yields a reduction	30.00%	30.00%